SCHEDULE OF BUSINESS ACQUISITION, PRO FORMA INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Combination and Asset Acquisition [Abstract]
Pro forma net revenues	$ 5,327,633	$ 853,926
Pro forma net loss	3,634,335	159,007
Pro forma net loss attributable to Fortune Valley Treasures, Inc.	$ 3,243,848	$ 180,882